As filed with the Securities and Exchange Commission on September 26, 2005

File No: 333-09153

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

THE PURISIMA FUNDS
 (Exact Name of Registrant as Specified in Charter)

(650) 851-3334
(Registrant’s Telephone Number, Including Area Code)

13100 Skyline Boulevard
Woodside, CA 94062-4547
(Address of Principal Executive Offices)

Kenneth L. Fisher, President
13100 Skyline Boulevard
Woodside, CA 94062-4547
(Name and Address of Agent for Service)

Copy to:

David A. Hearth
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest, with par value $0.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

[Letterhead of The Purisima Funds]

September 27, 2005

Dear Valued Shareholder:

We are seeking your approval to reorganize the Purisima Pure American Fund (the “Pure American Fund”) and the Purisima Pure Foreign Fund (the “Pure Foreign Fund”, collectively, the “Pure Funds”) into the Purisima Total Return Fund (the “Total Return Fund”). In the reorganization, the Pure Funds will transfer all of their assets and liabilities to the Total Return Fund, shares of which will be distributed to you in exchange for your shares of Pure American Fund or Pure Foreign Fund, as applicable. There will be no change in your account value, and no special expenses will be charged to shareholders in this tax-free reorganization.

Among the major benefits of the reorganization to the Pure Funds shareholders is the opportunity to continue with a portfolio of securities managed by Fisher Investments (the “Adviser”), which allows for the Adviser to more efficiently manage the portfolio. At their current asset levels, the Pure Funds are not viable and, without such a reorganization, it is unlikely that the Adviser would agree to continue serving as the Pure Funds’ investment adviser, most likely resulting in their liquidation. Shareholders will have the opportunity to redeem their shares of the Pure Funds before consummation of the reorganization.

The reorganization would not cause you to recognize any gains or losses on your shares of the Pure Funds. The Adviser has agreed to pay all expenses of the reorganization so that shareholders will not bear those costs.

The Board of Trustees of The Purisima Funds has unanimously approved the reorganization and believes that it is in the best interests of the Pure Funds and their shareholders and recommends that you vote in favor of the proposal.

Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly since the Special Meeting of Shareholders will be held on November 16, 2005.

Sincerely,

Kenneth L. Fisher
Chairman

THE PURISIMA FUNDS
13100 Skyline Boulevard
Woodside, California 94062-4547
(415) 851-7925

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF
PURISIMA PURE AMERICAN FUND
AND
PURISIMA PURE FOREIGN FUND

TO BE HELD November 16, 2005

To the Shareholders of the Purisima Pure American Fund and the Purisima Pure Foreign Fund:

A special meeting of shareholders of the Purisima Pure American Fund and the Purisima Pure Foreign Fund (the “Pure Funds”), two series of The Purisima Funds (the “Trust”), will be held at the offices of the Trust, 13100 Skyline Blvd., Woodside, California 94062-4547 on November 16, 2005, at 11:00 a.m., local time (the “Meeting”). At the Meeting, we will ask you to vote on:

1.	A proposal to reorganize each Pure Fund into the Purisima Total Return Fund, another series of the Trust; and
2.	Any other business that properly comes before the Meeting.
Only shareholders of record at the close of business on September 23, 2005 (the “Record Date”), will be entitled to receive this notice and to vote at the Meeting.

By Order of the Board of Trustees,

Kenneth L. Fisher
Chairman

Your vote is important regardless of how many
shares you owned on the Record Date.

___________________

Please vote on the enclosed proxy form, date and sign it, and return it in the pre-addressed envelope provided. No postage is necessary if mailed in the United States.  In order to avoid the additional expense and disruption of further solicitation, we request your cooperation in voting promptly.

THE PURISIMA FUNDS
13100 Skyline Boulevard
Woodside, California 94062-4547
(415) 851-7925

Purisima Pure American Fund,

Purisima Pure Foreign Fund

and

Purisima Total Return Fund

COMBINED PROXY STATEMENT AND PROSPECTUS

Dated: September 27, 2005

What is this document and why did we send it to you?

The Board of Trustees of The Purisima Funds (the “Trust”), an open-end management investment company, approved a plan to reorganize the Purisima Pure American Fund (the “Pure American Fund”) and the Purisima Pure Foreign Fund (the “Pure Foreign Fund,” or when referred to collectively, the “Pure Funds”) into the Purisima Total Return Fund (the “Total Return Fund”), each a series of the Trust (that transaction is referred to as the “Reorganization”). Shareholder approval is needed to proceed with the Reorganization. The shareholder meeting of the Pure Funds will be held on November 16, 2005 (the “Meeting”). We are sending this document to you for your use in deciding whether to vote in favor of the Reorganization.

This document includes a Notice of Special Meeting of Shareholders, a Combined Proxy Statement and Prospectus and a form of Proxy.

As a technical matter, the Reorganization will have three steps:

•
the transfer of the assets and liabilities of each Pure Fund to the Total Return Fund in exchange for shares of the Total Return Fund (the “Total Return Fund Shares”) of equivalent value to the net assets transferred,

•
the pro rata distribution of those Total Return Fund Shares to shareholders of record of each Pure Fund as of the effective date of the Reorganization (the “Effective Date”) in full redemption of those shareholders’ shares in the Pure American Fund or the Pure Foreign Fund, as applicable, and

•	the immediate liquidation and termination of each Pure Fund.

As a result of the Reorganization, each shareholder of the Pure Funds would instead hold Total Return Fund Shares having the same total value as the shares of the Pure American Fund or the Pure Foreign Fund, as applicable, held immediately before the Reorganization. Lawyers for the Pure Funds and the Total Return Fund will issue an opinion to the effect that, for federal income tax purposes, the Reorganization will be treated as a tax-free reorganization that will not cause the shareholders of each Pure Fund to recognize a gain or loss for federal income tax purposes. See Section II.A.3 below.

This Combined Proxy Statement and Prospectus sets forth concisely the basic information that you should know before voting on the proposal. You should read it and keep it for future reference.

What other important documents should I know about?

The Pure American Fund, the Pure Foreign Fund and Total Return Fund (together, the “Funds”) are series of the Trust. Additional information is set forth in the following documents, which are incorporated by reference and are deemed to be legally part of this document:

•	Combined Prospectus for the Total Return Fund, the Pure American Fund and the Pure Foreign Fund dated December 29, 2004;

•	Combined Statement of Additional Information relating to the Total Return Fund, the Pure American Fund and the Pure Foreign Fund also dated December 29, 2004;

•	Annual Report to Shareholders for the Fiscal Year Ended August 31, 2004;

•	Semi-annual Report to Shareholders for the period ended February 28, 2005.

These documents are on file with the Securities and Exchange Commission (the “SEC”) and are available without charge by writing to the Trust at 13100 Skyline Boulevard, Woodside, California 94062-4547 or by calling (415) 851-7925.

The Prospectus dated December 29, 2004, the Annual Report to Shareholders of the Funds for the fiscal year ended August 31, 2004 and the Semi-annual Report for the period ended February 28, 2005, containing audited and unaudited financial statements, respectively, of the Funds, have been previously mailed to shareholders. If you do not have them, additional copies are available without charge by writing or calling the Trust at its address and telephone number listed above. It is expected that this Combined Proxy Statement and Prospectus will be mailed to shareholders on or about September 27, 2005.

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed on the accuracy or adequacy of this combined proxy statement and prospectus. It is a criminal offense to represent otherwise.

I.  SUMMARY OF THE PROXY STATEMENT

A.   Proposed Reorganization

The Board of Trustees called the Meeting to allow shareholders to consider and vote on the proposed Reorganization of the Pure Funds into the Total Return Fund (collectively, the “Funds”). The Board of Trustees (including a majority of the “independent Trustees”, meaning those trustees who are not “interested” persons under the Investment Company Act of 1940, as amended) voted on July 14, 2005 to approve the Reorganization subject to the approval of the shareholders of the Pure Funds.

Fisher Investments (the “Adviser”) serves as the investment adviser to each Fund. The Adviser recommends that you approve the proposed Reorganization because the Adviser believes it can increase the managerial efficiencies of the three Funds. Specifically, the Total Return Fund has a much larger asset base than either of the Pure Funds, which are not viable at their current asset levels. If the Reorganization is approved and completed, the former shareholders of the Pure Funds will have the opportunity to continue with a portfolio of securities managed by the Adviser. The Reorganization will also allow the shareholders of the Pure Funds to take advantage of the various economies of scale that the Total Return Fund already enjoys due to its larger size. Accordingly, the Adviser believes the Reorganization will permit the Total Return Fund to operate more efficiently than either of the Pure Funds.

Additionally, the annual fund operating expense rates will not increase because the Adviser is contractually obligated until 2015 to limit the Total Return Fund’s operating expenses to 1.50%, the same operating expense ratios currently paid by each of the Pure Funds, as described in more detail in Section B below.

The purchase, redemption and exchange arrangements of the Funds are identical. The Total Return Fund has adopted a Rule 12b-1 Plan for distribution services, which does not apply to the Pure Funds. The distribution plans are discussed in Section II.B. below.

The Reorganization will not cause the Pure Funds’ shareholders to recognize any gains or losses on their shares. The Adviser has agreed to pay all expenses of the Reorganization, which are expected to be approximately $20,000, so that shareholders will not bear those costs. If the Reorganization is completed, all remaining shareholders of the Pure Funds will receive Total Return Fund Shares in full redemption of the Pure Funds shares.

B.   Comparison Of Investment Objectives And Strategies

Investment Objectives

Each of the Funds seeks a high total return for shareholders. The major differences in the investment objectives of each of the Funds relate to the particular Fund’s focus on domestic or foreign securities. As their names indicate, the Pure American Fund seeks to invest largely in securities of issuers domiciled in the United States, whereas the Pure Foreign Fund seeks to invest largely in securities of issuers domiciled outside the United States. The Pure American Fund normally invests at least 80% of its assets in securities of U.S. companies. The Total Return Fund, in contrast, seeks to invest in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Total Return Fund’s investments in different types of securities may vary significantly.

Principal Investment Strategies

For each of the Funds, style selection is a high priority. The Adviser evaluates criteria such as large-capitalization stocks versus small-capitalization stocks, and growth stocks versus value stocks. The Adviser believes that a significant portion of the return on an investment in a stock is derived from a weighted exposure to the market’s styles. The Adviser believes that, for extended periods, the market favors certain styles over others. The Adviser attempts to identify which style the investment cycle will favor and then seeks to purchase superior stocks within it.

In addition, for the Pure Foreign Fund and the Total Return Fund, when investing in foreign stocks, country selection is a high priority. The Adviser generally evaluates countries on a contrarian basis by avoiding those considered to be too popular or “overbought” by investors. After eliminating or reducing the Funds’ exposure to those countries, the Adviser tries to identify foreign countries with strong underlying economic fundamentals. Once these markets are isolated, the Advisor searches for top-tier companies within them. The Advisor believes this top-down approach adds value by avoiding risk.

The following chart highlights the key differences in the investment objectives and principal investment strategies of the Funds. You can find additional information about each Fund’s investment objective, principal investment strategies and investment policies in the Combined Prospectus and the Statement of Additional Information dated December 29, 2004.

Pure American Fund	Pure Foreign Fund	Total Return Fund
• Seeks a high total return by investing largely in securities of issuers domiciled in the United States. • Normally invests at least 80% of its assets in securities of U.S. companies.
•  Seeks a high total return by investing largely in securities of issuers domiciled outside the United States.

•  Focuses on country selection, employing a top-down approach.

•  Normally invests at least 80% of its assets in foreign securities.

•  Seeks a high total return by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments, and other equity-type securities.

•  For foreign stocks, focuses on country selection, employing a top-down approach.

The Adviser and the Board of Trustees believe that the proposed Reorganization is in the best interests of each Pure Fund and its shareholders, and that the interests of those shareholders will not be diluted as a result of the proposed Reorganization.

The Adviser will pay the costs of the Reorganization, the Meeting and solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Adviser and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

C.    Comparison Of Expenses

The following table shows the comparative fees and expenses for the Funds. The Funds do not impose any front-end or deferred sales loads and they do not charge shareholders for exchanging shares or reinvesting dividends.

Shareholder Fees[1]
(fees paid directly from your investment)

		Pure	Pure	Pro Forma
	Total Return	American	Foreign	Total Return
	Fund	Fund	Fund	Fund[4]
Maximum sales charge (load) imposed on
Purchases (as a percentage of offering price)	None	None	None	None

Maximum deferred sales charge (load)
(as a percentage of the lower of original
purchase price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
		Pure	Pure	Pro Forma
	Total Return	American	Foreign	Total Return[4]
	Fund	Fund	Fund	Fund
Management Fees	1.00%	1.50%[2]	1.50%[2]	1.00%
Distribution 12b-1 Fees	0.25%	None	None	0.25%
Other Expenses	0.25%	None	None	0.25%

Total Annual Fund Operating Expenses	1.50%[3]	1.50%	1.50%	1.50%[3]

1 A fee of $15.00 is charged for each domestic wire redemption. The fee for each international wire redemption is $30.00.
2 The Management Fee for the Pure American and Pure Foreign Funds compensates the Adviser for advisory services and other ordinary operating expenses of the Funds for which the Adviser is responsible.
3 The Adviser is contractually obligated to limit the Total Return Fund’s expenses to 1.50%. The contract has a rolling 10-year term. The Trustees can terminate this Agreement at any time upon sixty days’ written notice to the Adviser. The Adviser can recapture any expense or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than 1.50%. For the fiscal year ending August 31, 2005, 0.03% of the Total Return Fund’s “Other Expenses” were attributable to the reimbursement of fees and expenses previously waived by the Adviser.
4 Pro Forma expenses have been estimated on a post-reorganized basis.

EXAMPLE

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Your actual costs may be higher or lower.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Total Return Fund	$153	$474	$818	$1,791
Pure American Fund	$153	$474	$818	$1,791
Pure Foreign Fund	$153	$474	$818	$1,791
Pro Forma Combined Total Return Fund	$153	$474	$818	$1,791

D.    Risk Factors

Because each of the Funds invests in equity securities, all of them are subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of securities and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market.

Investments in the Funds are subject to substantially similar risks with respect to the Adviser’s selection of styles. The Adviser may misjudge investment styles and invest the Funds’ assets in styles that will not perform as well as other styles or as well as the general market.

In addition, the Total Return Fund’s investment in foreign securities may expose shareholders of the Pure American Fund to different risks. However, the Pure Foreign Fund’s portfolio is also subject to the special risks of investing in foreign securities. Foreign securities markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. Further, most of the foreign securities in which the Total Return Fund and the Pure Foreign Fund invest are denominated in foreign currencies, whose values may decline against the U.S. dollar.

E.    Shares And Voting

The shareholders of the Pure Funds will receive shares of the Total Return Fund in exchange for their shares if the Reorganization is approved and completed.

Shareholders of each Pure Fund will vote separately with respect to the reorganization of that Pure Fund into the Total Return Fund. Each whole or fractional share of either Pure Fund is entitled to one vote or corresponding fraction at the Meeting. At the close of business on _September 23, 2005, the record date for the determination of shareholders entitled to vote at the Meeting (the “Record Date”), for the Pure American Fund there were [190,565] shares outstanding held by [32 record holders, and for the Pure Foreign Fund there were [212,140] shares outstanding held by [76] record shareholder (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers).

All shares represented by each properly signed proxy received before the Meeting will be voted at the Meeting. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Meeting, it will be voted in accordance with the instruction given. If no choice is indicated on the proxy, it will be voted FOR approval of the Reorganization, as more fully described in this Combined Proxy Statement and Prospectus. A proxy may be revoked by a shareholder at any time before its use by written notice to the Trust, by submission of a later-dated proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

The presence in person or by proxy of shareholders entitled to cast 40% of the votes with respect to the specific Fund entitled to be cast at the Meeting will constitute a quorum. Approval of the proposal with respect to each Pure Fund will require the affirmative vote of a majority of the outstanding shares of that Fund. The Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the Meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named in the proxy will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is for more than 60 days from the date set for the original meeting (in which case the Board of Trustees will set a new record date), the Trust will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting.

You should note that the approval of a Reorganization of one of the Pure Funds is not dependent upon the approval of a Reorganization of the other Pure Fund. For example, a Reorganization could be approved by shareholders of the Pure American Fund but not by shareholders of the Pure Foreign Fund. In that event, the Reorganization of the Pure American Fund into the Total Return Fund would proceed nonetheless. The Board of Trustees would then determine what further action is appropriate with respect to the Pure Foreign Fund, including the possible liquidation of that Fund.

Proxies may be voted by mail or electronically by internet or telephone. If voted electronically, the Pure Funds or their agents will use reasonable procedures (such as requiring an identification number) to verify the authenticity of the vote cast. Each shareholder who casts an electronic vote also will be able to validate that his or her vote was received correctly.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes at the Meeting are cast FOR that proposal. Broker non-votes and abstentions do not constitute a vote “for” and effectively result in a vote “against.”

As of the May 31, 2005, to the Trust’s knowledge, the shareholders of record and beneficial owners of the Funds who owned five percent or more of those Funds’ shares are as follows:

	Type of Ownership	Percentage of the Fund’s Outstanding Shares

Total Return Fund

Charles Schwab & Company San Francisco, CA 94104	Record	17.97%

Pure American Fund

Charles Schwab & Company San Francisco, CA 94104	Record	45.90%

Kenneth Fisher* Woodside, CA 94062	Record and Beneficial	25.99%

Ewart W. Goodwin Descano, CA 91916	Record and Beneficial	5.17%

Type of Ownership	Percentage of the Fund’s Outstanding Shares

Pure Foreign Fund

Charles Schwab & Company San Francisco, CA 94104	_________ Record	29.16%

Ratco Productions, Inc. Los Angeles, CA 90049	__________ Record & Beneficial	8.49%

Kenneth Fisher & Sherrilyn Fisher JTWros* Woodside, CA 94062	__________ Record and Beneficial	5.82%

As of May 31, 2005, the officers and trustees of the Trust owned, as a group, 26% of the Pure American Fund’s outstanding securities, 5.9% of the Pure Foreign Fund’s outstanding securities, and less than 1% of the Total Return Fund’s outstanding securities.

II.  THE PROPOSED REORGANIZATION

A.    SPECIFICS OF THE REORGANIZATION

Why do we want to reorganize the Funds?

The Pure American Fund and the Pure Foreign Fund, at their current asset levels, are not viable Funds. Because each of the Funds has similar investment objectives and the Adviser employs similar investment strategies, the Reorganization of the Pure Funds into the Total Return Funds should provide economies of scale not currently available to the Pure Funds. The Pure Funds will benefit from the Total Return Fund’s significantly larger asset base, while each of the Funds will benefit from the long-term efficiencies expected to be obtained by avoiding duplication of services over three Funds. Moreover, if the Reorganization is approved and completed, the former shareholders of the Pure Funds will have the opportunity to continue with a portfolio of securities managed by the Adviser, avoiding a possible liquidation of the assets of the Pure Funds that could result in taxable events for shareholders.

How will we accomplish the Reorganization?

If the Reorganization is approved, on or before the Effective Date the Pure Funds will distribute all of their then-remaining net investment income and realized capital gains. On the Effective Date, the Total Return Fund will acquire substantially all of the assets and liabilities of the Pure Funds. At that time, the Total Return Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective Pure Fund by the net asset value of one share of the Total Return Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of each of the Pure Fund's assets and the net asset value of a share of the Total Return Fund. We refer to the Agreement and Plan of Reorganization as the “Reorganization Plan”. To determine the valuation of the assets transferred by each of the Pure Funds and the number of shares of the Total Return Fund to be transferred to each of the Pure Funds, the parties will use the standard valuation methods used by the Funds in determining daily net asset values. The valuation will be calculated at the close of business on the date immediately preceding the Effective Date (the “Valuation Date”) in accordance with the Funds’ valuation procedures described in the Combined Prospectus of the Funds dated December 29, 2004.

Each Pure Fund will distribute the Total Return Fund Shares it receives in the Reorganization to its shareholders. Shareholders of record of each Pure Fund will be credited with the number of shares of the Total Return Fund having a value equal to the shares of Pure American Fund or Pure Foreign Fund, as applicable, held of record by the shareholders at the effective time of the Reorganization. At that time, each Pure Fund will redeem and cancel its outstanding shares and will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganization. The table set forth in Section II.A.5. provides the capitalization of each of the Funds and the unaudited pro forma projected capitalization of the Total Return Fund as adjusted to give effect to the proposed organization.

The distribution of Total Return Fund Shares to the Pure Funds’ shareholders will be accomplished by the establishment of accounts on the Total Return Fund’s share records in the names of those shareholders, representing the respective pro rata number of Total Return Fund Shares deliverable to them. Fractional shares will be carried to the third decimal place. Certificates evidencing the Total Return Fund Shares will not be issued to the Pure American Fund and the Pure Foreign Fund’s shareholders.

Completion of the Reorganization is subject to approval by the shareholders of the Pure American Fund or the Pure Foreign Fund, as applicable. The approval of a Reorganization of one of the Pure Funds is not dependent upon the approval of a Reorganization of the other Pure Fund. If the shareholders of only one of the Pure Funds approved the Reorganization, the Reorganization of such fund into the Total Return Fund would proceed, while the assets of the other fund would likely be liquidated. The Reorganization may be abandoned at any time before the Effective Date by a majority of the Trust’s Board of Trustees. The Adviser will pay all costs and expenses of the Reorganization, including those associated with the Meeting, the copying, printing and distribution of this Combined Proxy Statement and Prospectus, and the solicitation of proxies for the Meeting.

The above is a summary of the Reorganization. The summary is not a complete description of the terms of the Reorganization, which are fully set forth in the Reorganization Plan attached as Exhibit A to this document.

What effect will the Reorganization have on the Pure Funds’ shareholders?

If the Reorganization is approved by the shareholders of the Pure Funds and is completed, shareholders of either of the Pure Funds as of the Effective Date will become shareholders of the Total Return Fund. Immediately after completion of the Reorganization, the total net asset value of the Total Return Fund Shares held by each shareholder of the Pure Funds will be equivalent to the total net asset value of the respective Pure Fund shares held by that same shareholder immediately before completion of the Reorganization.

On or before the Effective Date the Pure Funds intend to distribute all of their then-remaining net investment income and realized capital gains.

After the Reorganization, the investment adviser for the Total Return Fund will continue to be Fisher Investments. Quasar Distributors, LLC will continue to be the Total Return Fund’s distributor. The Total Return Fund will continue to be managed in accordance with its existing investment objective and policies.

What are the federal income tax consequences of the Reorganization?

As a condition to closing the Reorganization, the Pure Funds and the Total Return Fund must receive a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to the Funds, substantially to the effect that, for federal income tax purposes: (a) the transfer by the Pure Funds of substantially all of their assets and liabilities to the Total Return Fund solely in exchange for the Total Return Fund Shares, as described above, is a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended; (b) no gain or loss will be recognized by the Pure Funds upon the transfer of substantially all of their assets to the Total Return Fund in exchange solely for the Total Return Fund Shares; (c) no gain or loss will be recognized by the Total Return Fund on receipt of the assets of the Pure Funds in exchange for the Total Return Fund Shares; (d) the aggregate tax basis of the assets of the Pure Funds in the hands of the Total Return Fund is, in each instance, the same as the basis of those assets in the hands of the Pure American Fund or the Pure Foreign Fund immediately before the transaction; (e) the holding period of the assets of the Pure Funds in the hands of the Total Return Fund includes the period during which the assets were held, respectively, by the Pure American Fund or the Pure Foreign Fund; (f) no gain or loss is recognized to the shareholders of the Pure Funds upon the receipt of the Total Return Fund Shares solely in exchange for the Pure Funds’ shares; (g) the basis of the Total Return Fund Shares received by the Pure Fund shareholders is, in each instance, the same as the basis of the Pure American Fund or the Pure Foreign Fund shares, as applicable, surrendered in exchange therefore; and (h) the holding period of the Total Return Fund Shares received by the shareholders of the Pure Funds includes the holding period during which shares of the Pure American Fund or the Pure Foreign Fund, as applicable, were held, provided that those shares were held as a capital asset in the hands of the shareholders of the Pure Funds on the date of the exchange. The Trust does not intend to seek a private letter ruling from the Internal Revenue Service with respect to the tax effects of the Reorganization, and one is not required.

B.    COMPARISON OF THE FUNDS

What are the key differences between the Pure Funds and the Total Return Fund?

1.    The Total Return Fund invests in foreign and domestic stocks. Each of the Funds has the same investment objective, which is to seek a high total return. The primary difference among the Funds is the particular Fund’s focus on domestic stocks, foreign stocks or a combination of domestic and foreign stocks.

•
Purisima Total Return Fund: The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund’s investments in different types of securities may vary significantly.

•
Purisima Pure American Fund: The Fund seeks to achieve its objective by investing largely in securities of issuers domiciled in the United States. The Fund normally invests at least 80% of its assets in securities of U.S. companies. The Fund may emphasize investments in common stocks and other equity-type securities, or securities acquired primarily to produce income.

•
Purisima Pure Foreign Fund: The Fund seeks to achieve its objective by investing largely in securities of issuers domiciled outside the United States. The Fund normally invests at least 80% of its assets in securities of foreign companies. The Fund may emphasize investments in common stocks and other equity-type securities, or securities acquired primarily to produce income. Under extreme conditions, the Fund may purchase securities of issues domiciled within the United States for temporary defensive purposes.

2.    The investment strategies of the Funds also differ depending on each Fund’s focus on domestic, foreign, or a combination of domestic and foreign stock.

•
Domestic Stock Selection Strategy for the Total Return Fund and Pure American Fund: Style selection is a high priority and the Adviser evaluates various criteria such as large-capitalization stocks versus small-capitalization stocks, and growth versus value stocks.

The Adviser believes that a significant portion of the return on an investment in a stock is derived from a weighted exposure to the market’s styles. Style is defined as the combination of market capitalization size (i.e., big, mid, and small cap) and valuation (low/“value” or high/“growth”). The resulting six styles are:

M A R K E T C A P	BIG CAP VALUE	BIG CAP GROWTH
	MID-CAP VALUE	MID-CAP GROWTH
	SMALL CAP VALUE	SMALL CAP GROWTH
VALUATION

The Adviser believes that, for extended periods, the market favors certain styles over others. This favoritism rotates, with all styles leading (and lagging) at various times. The Adviser also believes that this selection is more important in achieving investment returns than individual stock or manager selection. The Adviser’s domestic strategy attempts to identify which style the investment cycle will favor and then seeks to purchase superior stocks within it.

•
Foreign Stock Selection Strategy for the Total Return Fund and Pure Foreign Fund:  As with its domestic stock selection strategy, the Adviser uses style selection to make investment decisions for the foreign stocks held by these Funds. Country selection also is a high priority and the Adviser generally evaluates countries on a contrarian basis by avoiding those considered to be too popular or “overbought” by investors. After eliminating or reducing the Funds’ exposure to those countries, the Adviser tries to identify foreign countries with strong underlying economic fundamentals. Once these markets are isolated, the Adviser searches for top tier companies within them. The foreign portfolio is constructed by favoring stocks from countries with positive economic factors. The Adviser believes this top-down approach adds value by avoiding risk.

•
Defensive Strategy for all three Funds: If the Adviser anticipates the potential for poor prospects in the U.S. and/or foreign stock markets, the Funds may adopt a defensive strategy by investing substantially in fixed-income securities, or money market instruments, or employing index put options and other derivative hedging techniques, including short selling. Each Fund may sell securities short in an amount up to 40% of its net assets.

2.    The Total Return Fund operates under a different investment advisory agreement.

The Adviser serves as investment adviser to each Fund but under different arrangements. The Adviser provides comprehensive advisory services for the Pure Funds pursuant to a Comprehensive Management Agreement dated September 29, 1998 (the “Comprehensive Management Agreement”). The fee payable to the Adviser by each of the Pure Funds under the Comprehensive Agreement is the only fee or expense payable by the Pure Fund for ordinary services including management services, administrative services, custody and transfer agency services and is currently set at 1.50% of the average daily net assets of each of the Pure Funds.

The Adviser provides advisory services for the Total Return Fund pursuant to the Investment Management Agreement between the Adviser and the Trust dated as of October 25, 1996, as amended April 16, 1998 (the “Investment Management Agreement”). Unlike the Pure Funds, under the Investment Management Agreement, the Total Return Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund’s total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses), including investment advisory expenses, to not more than 1.50% of the average daily net assets. The Adviser has agreed to reimburse the Fund to the extent aggregate annual operating expenses exceed 1.50% per year. That agreement has a renewable rolling 10-year term. Reimbursement of expenses in excess of the applicable limitation will be paid to the Fund by reducing the Adviser’s fee, subject to later adjustment. The Adviser may from time to time voluntarily absorb expenses for the Fund in addition to the reimbursement of expenses in excess of the foregoing. The Investment Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Fund within the three-year period following such reduction, subject to approval by the Board of Trustees and the Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

The major difference between the fee arrangements among the Funds is how the Funds pay operating expenses. The Pure Funds pay a single lump sum fee rate of 1.50% to the Adviser to cover advisory services and other operating expenses. In contrast, the Total Return Fund pays only a management fee to the Adviser and is responsible for other operating expenses. However, because the Adviser has agreed to limit the Total Return Fund’s total expenses to not more than 1.50% of the Fund’s average daily net assets, the total expense rates paid by all of the Funds to cover advisory fees and operating expenses are the same. However, because the Adviser is not required to reimburse or limit Fund expenses for the Pure Funds, the Adviser could potentially earn greater profits under the Comprehensive Management Agreement if assets of the Funds grow sufficiently large to reduce actual operating expenses to less than the Adviser’s comprehensive fee.

3.    The Total Return Fund utilizes a Rule 12b-1 Plan for distribution of shares.

As set forth in the Prospectus, the Trust has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Total Return Fund. The Plan authorizes payments by the Total Return Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets. The Plan was adopted in anticipation that the Total Return Fund would benefit from the Plan through increased sales of shares of the Fund, thereby ultimately reducing the Fund’s expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Rule 12b-1 Trustees, vote annually to continue the 12b-1 Plan. The Plan may be terminated at any time by a vote of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding shares. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the shareholders and the Board of Trustees, including the Rule 12b-1 Trustees.

The Plan does not apply to the Pure Funds, as the Adviser makes any payments for distribution of shares of these Funds out of the Adviser’s own resources. Following the Reorganization, the Total Return Fund would continue to utilize the Plan to receive payments in connection with the distribution of its shares at an annual rate, consistent with the Plan’s policies. However, this should not result in an increase of fees to shareholders of the Pure Funds because of the Adviser’s contractual obligation to limit the Total Return Fund’s total expenses to 1.50%, as described above.

While the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees of the Trust who are not interested persons of the Trust. The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Trust. All distribution fees paid by the Total Return Fund under the 12b-1 Plan will be paid in accordance with Rule 2830 of the Conduct Rules of the National Association of Securities Dealers Regulation, Inc., as such Rules may change from time to time.

What are the characteristics of the Total Return Fund’s shares?

The characteristics of the Total Return Fund shares are identical to those of Pure Fund shares. Each Total Return Fund Share issued to Pure Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each Total Return Fund Share will represent an equal interest in the assets of the Total Return Fund. The Total Return Fund Shares will be sold and redeemed based upon the net asset value of the Total Return Fund next determined after receipt of the purchase or redemption request, as described in the Combined Prospectus dated December 29, 2004.

How will the capitalization of the Total Return Fund compare with the Pure Funds after the Reorganization?

The capitalization of the Funds as of August 31, 2005, and their pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

	Pure American Fund	Pure Foreign Fund	Total Return Fund	Total Return Fund Pro Forma Combined
Aggregate Net Assets	$2,527,927	$4,028,710	$325,606,683	$332,163,320
Shares Outstanding*	190,732.899	205,577.170	17,107,527.571	17,452,069.715
Net Asset Value Per Share:	$13.25	$19.60	$19.03	$19.03
*Each Fund is authorized to issue an indefinite number of shares.

The capitalization of the Total Return Fund is likely to be different when the Reorganization is completed because of daily Fund share purchase, redemption, and market activity.

C.    RECOMMENDATION OF THE BOARD OF TRUSTEES

The Board of Trustees of the Trust (including a majority of the independent Trustees), after due consideration, has unanimously determined that the Reorganization of each Pure Fund is in the best interests of the shareholders of the Pure Funds and the Total Return Fund and that the interests of the existing shareholders of the Pure Funds and Total Return Fund would not be diluted thereby.

Specifically, the Board of Trustees noted that the Pure Funds are not viable as they currently exist and that the Reorganization would provide the Pure Fund shareholders the opportunity to continue with a portfolio of securities managed by the Adviser. The Reorganization would also allow the Adviser to more efficiently manage the portfolio. The Board of Trustees also noted that the total rates paid by shareholders would not increase because the Adviser is contractually obligated to limit the Total Return Fund’s annual operating expenses to 1.50% of that Fund’s average daily net assets. The Board of Trustees also noted that no adverse effects are expected for the Total Return Fund by adding the Pure Funds’ assets and liabilities to it.

The Board of Trustees unanimously recommends that shareholders of each Pure
Fund vote for the adoption of the proposal.

D.    FURTHER INFORMATION ABOUT THE PURE FUNDS AND THE TOTAL RETURN FUND

This Combined Proxy Statement and Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statement filed with the SEC. Further information about the Pure American Fund, the Pure Foreign Fund and the Total Return Fund is contained in the following documents (File No. 811-07737):

•	Combined Prospectus and Statement of Additional Information dated December 29, 2004;

•	Annual Report dated August 31, 2004; and

•	Semi-annual Report dated February 28, 2005.

Documents that relate to the Funds are available, without charge, by writing to The Purisima Funds at 13100 Skyline Blvd., Woodside, California 94062-4547 or by calling (415) 851-7925. A copy of the Combined Prospectus also accompanies this Combined Proxy Statement and Prospectus.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and it files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 100 F Street N.E., Washington, D.C. 20549. Copies of these materials can be obtained for free on the SEC’s website at www.sec.gov or at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549, or by e-mailing the SEC at publicinfo@sec.gov.

E.    VOTE REQUIRED

The presence in person or by proxy of shareholders entitled to cast 40% of the votes for each Pure Fund will constitute a quorum. Approval of the proposal will require the affirmative vote of a majority of the outstanding shares of each Pure Fund. If the shareholders of a Pure Fund do not approve the proposed Reorganization, or if the Reorganization is not consummated for any other reason, then the Board of Trustees will take any further action as it deems to be in the best interest of that Pure Fund and its shareholders, including liquidation, subject to approval by the shareholders of that Pure Fund if required by applicable law.

III.  MISCELLANEOUS ISSUES

A.    OTHER BUSINESS

The Board of Trustees knows of no other business to be brought before the Meeting. If any other matters come before the Meeting, it is the Board’s intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.    NEXT MEETING OF SHAREHOLDERS

The Trust is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act of 1940 and Delaware law. However, shareholders holding 10% or more of the outstanding shares of a Fund may call meetings for the purpose of voting on the removal of one or more of the Trustees.

If the Reorganization is not completed, the next meeting of the shareholders of the Pure American Fund or the Pure Foreign Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Meeting, as determined by the Board of Trustees, to be included in the Trust’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.    LEGAL MATTERS

Certain legal matters as to the tax-free character of the Reorganization and the valid issuance of the Total Return Fund shares have been or will be passed upon for the Trust by Paul, Hastings, Janofsky & Walker LLP.

D.    EXPERTS

The financial statements of the Funds for the year ended August 31, 2004, contained in the Trust’s August 31, 2004 Annual Report to Shareholders, have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

*  *  *  *

Please complete, date and sign the enclosed proxy and return it promptly in the enclosed envelope.

PROXY
FOR SPECIAL MEETING OF SHAREHOLDERS OF
PURISIMA PURE AMERICAN FUND
ON November 16, 2005

The undersigned hereby appoints Michelle Oroschakoff and Valerie Bolch, and each of them, proxies for the undersigned, with full power of substitution, to represent the undersigned and to vote all of the shares of [Purisima Pure American Fund] [Purisima Pure Foreign Fund] (the “Fund”), each a series of The Purisima Funds (the “Trust”), whichever the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Fund to be held on November 16, 2005 and at any adjournment thereof.

•
Proposal to approve or disapprove a reorganization of the Fund providing for (i) the transfer of substantially all of the assets and liabilities of the Fund to the Purisima Total Return Fund (the “Total Return Fund”), a separate series of the Trust, in exchange for shares of the Total Return Fund of equivalent value (the “Total Return Fund Shares”), (ii) the pro rata distribution of those Total Return Fund Shares to the shareholders of the Fund in full redemption of those shareholders’ shares in the Fund, and (iii) the immediate liquidation and termination of the Fund.

    ☐ FOR  ☐ AGAINST  ☐ ABSTAIN

And, in their discretion, to transact any other business that may lawfully come before the meeting or any adjournment(s) thereof.

This proxy is solicited on behalf of the Board of Trustees and will be voted as you direct on this form. If no direction is given, this proxy will be voted FOR the proposal.

Dated: ___________________, 2005

________________________________
Signature of Shareholder

________________________________
Signature of Shareholder

When shares are registered jointly in the names of two or more persons, ALL must sign. Signature(s) must correspond exactly with the name(s) shown. Please sign, date and return promptly in the enclosed envelope

PROXY
FOR SPECIAL MEETING OF SHAREHOLDERS OF
PURISIMA PURE FOREIGN FUND
ON November 16, 2005

The undersigned hereby appoints Michelle Oroschakoff and Valerie Bolch, and each of them, proxies for the undersigned, with full power of substitution, to represent the undersigned and to vote all of the shares of [Purisima Pure American Fund] [Purisima Pure Foreign Fund] (the “Fund”), each a series of The Purisima Funds (the “Trust”), whichever the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Fund to be held on November 16, 2005 and at any adjournment thereof.

•
Proposal to approve or disapprove a reorganization of the Fund providing for (i) the transfer of substantially all of the assets and liabilities of the Fund to the Purisima Total Return Fund (the “Total Return Fund”), a separate series of the Trust, in exchange for shares of the Total Return Fund of equivalent value (the “Total Return Fund Shares”), (ii) the pro rata distribution of those Total Return Fund Shares to the shareholders of the Fund in full redemption of those shareholders’ shares in the Fund, and (iii) the immediate liquidation and termination of the Fund.

    ☐ FOR  ☐ AGAINST  0;☐ ABSTAIN

And, in their discretion, to transact any other business that may lawfully come before the meeting or any adjournment(s) thereof.

This proxy is solicited on behalf of the Board of Trustees and will be voted as you direct on this form. If no direction is given, this proxy will be voted FOR the proposal.

Dated: ___________________, 2005

________________________________
Signature of Shareholder

________________________________
Signature of Shareholder

When shares are registered jointly in the names of two or more persons, ALL must sign. Signature(s) must correspond exactly with the name(s) shown. Please sign, date and return promptly in the enclosed envelope

-i-

THE PURISIMA TOTAL RETURN FUND
THE PURISIMA PURE AMERICAN FUND
THE PURISIMA PURE FOREIGN FUND

each a series of

The Purisima Funds

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information dated September 27, 2005, is not a prospectus but should be read in conjunction with the Combined Prospectus and Proxy Statement dated September 27, 2005 for the funds named above (collectively, the “Funds”) and is incorporated by reference in its entirety into the Combined Prospectus and Proxy Statement. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus for the Funds may be obtained by writing the Funds, P.O. Box 701, Milwaukee, WI 53201-0701, or calling 1-800-841-0199. Capitalized terms used but not defined in this SAI have the same meanings as in the Combined Prospectus and Proxy Statement.

This Statement of Additional Information, relating specifically to the proposed reorganization of the Pure American Fund and the Pure Foreign Fund into the Total Return Fund, consists of this cover page and the following documents, each of which is incorporated by reference herein:

1.    The Statement of Additional Information of the Funds dated December 29, 2004, incorporated by reference to the Funds’ Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A, filed with the SEC on or about December 23, 2004;

2.    Audited Financial Statements of the Funds, dated August 31, 2004, incorporated by reference to the Annual Report to Shareholders of the Trust for the period ended August 31, 2004, filed with the SEC on or about November 9, 2004; and

3.    Unaudited financial statements of the Funds, dated February 28, 2005, incorporated by reference to the Semi-Annual Report to Shareholders of the Trust for the period ended February 28, 2005, filed with the SEC on or about May 9, 2005.

Pro forma financial statements are not included because the net asset value of each of the Pure Funds does not exceed ten percent of the net asset value of the Total Return Fund, as computed on August 31, 2005.

THE PURISIMA FUNDS

PART C. OTHER INFORMATION

Item 15.    Indemnification.

The Registrant's Board of Trustees has adopted the following By-law provisions which are in full force and effect and have not been modified or canceled:

ARTICLE VI
INDEMNIFICATION OF TRUSTEES OFFICERS
EMPLOYEES AND OTHER AGENTS

Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation that was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes, without limitation, attorney's fees and any expenses of establishing a right to indemnification under this Article.

Section 2. ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his or her official capacity as a Trustee of the Trust, that his or her conduct was in the Trust's best interests, and (b) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding that he or she had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interest of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

Section 3. ACTIONS BY THE TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

(a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him or her, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action that is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that, based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

(a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

(b) a written opinion by an independent legal counsel.

Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts, that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must conform to the standards set forth in Section 6 of this Article for determining that the indemnification is permissible.

Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of the Trust or any subsidiary hereof may be entitled by contract or otherwise.

Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

(a) that it would be inconsistent with a provision of the Trust's Agreement and Declaration of Trust, a resolution of the shareholders of the Trust, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of the Trust to purchase such insurance, the Trust shall purchase and maintain insurance on behalf of any agent of the Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that the Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Trust's Agreement and Declaration of Trust.

Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article VI does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of the Trust as defined in Section 1 of this Article VI. Nothing contained in this Article VI shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article VI.

Insofar as indemnification for liability rising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 11 of the Investment Management Agreement between the Registrant and the Adviser provides for indemnification of the Adviser in connection with certain claims and liabilities to which the Adviser, in its capacity as the Registrant's investment adviser, may be subject. A copy of the Investment Management Agreement is incorporated by reference as Exhibit 5.

Item 16.    Exhibits.

(1)	Certificate of Trust - filed with the Trust’s Post-Effective Amendment No. 1 on April 28, 1997 (file no. 333-09153), and incorporated herein by reference

(2)	Amended and Restated Bylaws - filed with the Trust’s Post-Effective Amendment No. 1 on April 28, 1997(file no. 333-09153), and incorporated herein by reference

(3)	Voting Trust Agreements Affecting More Than Five Percent of Security Holders - None

(4)	Form of Agreement and Plan of Reorganization dated September 26, 2005, filed herewith

(5)	Instruments Defining Rights of Security Holders - None

(6)
Advisory Agreement - Investment Management Agreement between the Trust on behalf of the Total Return Fund and Fisher Investments, Inc. - filed with the Trust’s initial Registration Statement on Form N-1A dated April 28, 1997 (file no. 333-09153), and incorporated herein by reference

(7)
Distribution Agreement between the Trust and Quasar Distributors, LLC - filed with the Trust’s Post-Effective Amendment No. 15 on December 23, 2004 (file no. 333-09153), and incorporated herein by reference

(8)	Bonus or Profit Sharing Contracts - Not applicable

(9)
Custody Agreement - Custody Agreement between the Trust and U.S. Bank, N.A. - filed with the Trust’s Post-Effective Amendment No. 10 on December 19, 2000 (file no. 333-09153), and incorporated herein by reference

(10)
Rule 12b-1 Plan - The Trust's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 - filed with the Trust’s Post-Effective Amendment No. 1 on April 28, 1997 (file no. 333-09153), and incorporated herein by reference

(11)	Opinion and Consent of Counsel

(i)
Legal Opinion of Heller Ehrman White & McAuliffe, former counsel for The Trust - filed with the Trust’s Post-Effective Amendment No. 1 on April 28, 1997 (file no. 333-09153), and incorporated herein by reference

(ii)	Legal Opinion of Paul, Hastings, Janofsky & Walker LLP - filed with the Trust’s Post-Effective Amendment No. 5 on September 29, 1998 (file no. 333-09153), and incorporated herein by reference

(12)	Opinion and Consent of Counsel Supporting Tax Matters - Legal Opinion of Paul, Hastings, Janofsky & Walker LLP - to be filed by further amendment

(13)	Other Material Contracts

(i)
Administration Agreement by and between the Trust and Investment Company Administration Corporation - filed with the Trust’s Post-Effective Amendment No. 3 on November 14, 1997 (file no. 333-09153), and incorporated herein by reference

(ii)	Transfer Agency Agreement by and between the Trust and Firstar Mutual Fund Services, LLC. - filed with the Trust’s Post-Effective Amendment No. 10 on December 19, 2000 (file no. 333-09153), and incorporated herein by reference

(iii)	Fund Accounting Agreement by and between The Trust and Firstar Mutual Fund Services, LLC. - filed with the Trust’s Post-Effective Amendment No. 10 on December 19, 2000 (file no. 333-09153), and incorporated herein by reference

(iv)	Operating Expense Agreement - filed with the Trust’s Post-Effective Amendment No. 9 on December 7, 1999 (file no. 333-09153), and incorporated herein by reference

(14)	Other Opinions, Appraisals or Rulings, and Consents to their Use Relied on in Preparing Registration Statement and Required by Section 7 of the 1933 Act

(i)	Consent of Independent Registered Public Accounting Firm - filed with the Trust’s Pre-Effective Form N-14 on August 18, 2005

(15)	Omitted Financial Statements - Not applicable

(16)	Power of Attorney -filed with the Trust’s Post-Effective Amendment Nos. 5 and 13, filed July 31, 1998 and December 25, 2003, respectively (file no. 333-09153), and incorporated herein by reference

(17)	Any additional exhibits registrant may wish to file - None

Item 17.    Undertakings.

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Woodside and State of California, on the 26th day of September, 2005.

THE PURISIMA FUNDS (Registrant)

/s/ KENNETH L. FISHER
Kenneth L. Fisher
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/S/ KENNETH L. FISHER	President; Trustee	September 26, 2005
Kenneth L. Fisher	(principal executive officer)

/S/ RITA DAM	Treasurer (principal financial	September 26, 2005
Rita Dam	and accounting officer)

/S/ BRYAN F. MORSE *	Trustee	September 26, 2005
Bryan F. Morse

/S/ GROVER T. WICKERSHAM*	Trustee	September 26, 2005
Grover T. Wickersham

/S/ PIERSON E. CLAIR, III*	Trustee	September 26, 2005
Pierson E. Clair, III

/S/ ALFRED D. MCKELVY, JR.*	Trustee	September 26, 2005
Alfred D. McKelvy, Jr.

/S/ SCOTT LEFEVRE	Trustee	September 26, 2005
Scott LeFevre

/S/ KENNETH L. FISHER Kenneth L. Fisher Attorney-In-Fact Pursuant to Power of Attorney as filed with Post- Effective Amendment No. 5 and Post-Effective Amendment No. 13

EXHIBIT INDEX

Exhibit	Exhibit No.

Form of Agreement and Plan of Reorganization	EX-99.4